CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Non-cash items:
Depreciation and amortization	72,365	74,482	77,317
Unrealized (gain) loss on derivative instruments	(1,580)	(11,238)	13,825
Vessel impairment and net loss on sale of vessels (note 18)	352,546	58,034	1,864
Goodwill impairment charge (note 7)		19,294
Other	1,189	553	(190)
Change in non-cash working capital items related to operating activities (note 16)	(19,794)	(833)	(1,961)
Expenditures for dry docking	(7,003)	(3,197)	(9,311)
Net operating cash flow	27,542	24,020	58,402
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor (note 1)	2,312	269,874	55,604
Repayment from long-term debt of Dropdown Predecessor (note 1)	(10,372)	(18,567)	(18,567)
Prepayment of long-term debts of Dropdown Predecessor (note 1)	(15,000)		(173,464)
Esther Spirit LLC and Iskmati Spirit LLC from Teekay Corporation (note 1)			(244,185)
Acquisition of 13 vessels from Teekay Corporation (note 1)	(9,509)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)	9,507	69,169	(35,691)
Net advances from (to) affiliates (note 1)	16,913	(287,101)	168,215
Proceeds from issuance of Class A common stock (note 3)	69,000	112,054	211,978
Shares issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(13,905)	(16,006)	48,051
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,518)	(4,337)	(11,987)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,862)	(4,337)	(101,996)
Increase in cash and cash equivalents	7,775	3,677	4,457
Cash and cash equivalents, beginning of the year	18,566	14,889	10,432
Cash and cash equivalents, end of the year	$ 26,341	$ 18,566	$ 14,889